RETIREMENT ARRANGEMENTS (Narrative) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Compensation Related Costs [Abstract]
Amounts charged to operations with respect to retirement arrangements	$ 0.4	$ 0.3	$ 0.2
Deferred stock units outstanding	400,814	398,373